Other current liabilities	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Other current liabilities
13. Other current liabilities
Other current liabilities consist of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Income tax liability	4,298	4,298
Payroll tax	1,840	3,426
Accrual for vacation	1,400	806
Accrued bonuses	—	680
Other liabilities	391	156

Total	7,929	9,366

Other current liabilities are
non-interest-bearing
and are due within one year. The carrying amounts of other current liabilities represents fair values due to their short-term nature.